Offerings	Nov. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance under the 2021 Plan (as defined below)
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	106.91
Maximum Aggregate Offering Price	$ 534,550,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 73,821.36
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of NetApp, Inc.’s (the “Registrant”) common stock, $0.001 par value per share (“Common Stock”) that become issuable under the NetApp, Inc. 2021 Equity Incentive Plan (as amended, the “2021 Plan”) or the NetApp, Inc. Employee Stock Purchase Plan (as amended, the "Purchase Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(2)
This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on November 18, 2025, as reported on The Nasdaq Global Select Market.
(3)
The Registrant does not have any fee offsets.
(4)
Represents an additional 5,000,000 shares of Common Stock issuable under the 2021 Plan. The Registrant previously filed registration statements on Form S-8 (File Nos. 333-259520, 333-274538 and 333-283446) with respect to shares issuable under the 2021 Plan.
(5)
The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on November 18, 2025, as reported on The Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance under the Purchase Plan (as defined below)
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	90.87
Maximum Aggregate Offering Price	$ 363,480,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 50,196.59
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of NetApp, Inc.’s (the “Registrant”) common stock, $0.001 par value per share (“Common Stock”) that become issuable under the NetApp, Inc. 2021 Equity Incentive Plan (as amended, the “2021 Plan”) or the NetApp, Inc. Employee Stock Purchase Plan (as amended, the "Purchase Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(2)
This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on November 18, 2025, as reported on The Nasdaq Global Select Market.
(3)
The Registrant does not have any fee offsets.
(6)
Represents an additional 4,000,000 shares of Common Stock issuable under the Purchase Plan. The Registrant previously filed a registration statement on Form S-8 (File No. 333-259520 and 333-274538) with respect to the shares issuable under the Purchase Plan
(7)
The price per share and aggregate offering price are based upon 85% of the average of the high and low prices of the Common Stock on November 18, 2025, as reported on The Nasdaq Global Select Market.